Data Compare Summary (Total)
Run Date - 10/18/2019 11:48:55 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	1	359	0.28%	359
Amortization Term	1	359	0.28%	359
Amortization Type	0	34	0.00%	359
Appraisal Effective Date	0	34	0.00%	359
Appraised Value	0	324	0.00%	359
City	3	359	0.84%	359
First Payment Date	0	359	0.00%	359
Index Type	0	34	0.00%	359
Interest Rate Initial Cap	1	34	2.94%	359
Interest Rate Life Cap	0	34	0.00%	359
Interest Rate Life Floor	0	34	0.00%	359
Lien Position	0	359	0.00%	359
LTV Valuation Value	0	204	0.00%	359
Margin	0	34	0.00%	359
Maturity Date	0	359	0.00%	359
Next Interest Rate Change Date	0	34	0.00%	359
Note Date	2	359	0.56%	359
Original Interest Rate	0	359	0.00%	359
Original Loan Amount	0	359	0.00%	359
Original LTV	0	359	0.00%	359
Original Occupancy Percent	0	31	0.00%	359
Original Term	0	359	0.00%	359
Purpose	0	359	0.00%	359
Refi Purpose	0	27	0.00%	359
Representative FICO	2	359	0.56%	359
State	0	359	0.00%	359
Street	6	359	1.67%	359
Zip	5	359	1.39%	359
Total	21	6,602	0.32%	359